SCHEDULE OF CLASS OF EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2025
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	3 years
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	5 years
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, description	Expected lease term
Vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	30.00%